DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 15.2%
Alphabet, Inc. - Class A	159,602	$ 28,126,661
Electronic Arts, Inc.	90,615	14,471,216
Meta Platforms, Inc. - Class A	100,693	74,320,496
Spotify Technology S.A. (a)	47,415	36,383,426
Uber Technologies, Inc. (a)	313,270	29,228,091
		182,529,890
Consumer Discretionary - 8.6%
Amazon.com, Inc. (a)	301,467	66,138,845
Home Depot, Inc. (The)	35,360	12,964,390
TJX Companies, Inc. (The)	195,356	24,124,513
		103,227,748
Consumer Staples - 1.9%
Costco Wholesale Corporation	22,961	22,730,012

Energy - 1.9%
EOG Resources, Inc.	190,154	22,744,320

Financials - 12.8%
Aon plc - Class A	61,391	21,901,853
Berkshire Hathaway, Inc. - Class B (a)	49,522	24,056,302
Brookfield Corporation	980,905	60,668,974
Intercontinental Exchange, Inc.	153,815	28,220,438
Markel Group, Inc. (a)	9,263	18,501,546
		153,349,113
Health Care - 12.7%
Abbott Laboratories	183,874	25,008,703
Danaher Corporation	150,801	29,789,229
Intuitive Surgical, Inc. (a)	24,229	13,166,281
Novo Nordisk A/S - ADR	398,563	27,508,818
UnitedHealth Group, Inc.	111,311	34,725,693
Vertex Pharmaceuticals, Inc. (a)	49,884	22,208,357
		152,407,081
Industrials - 9.3%
Quanta Services, Inc.	57,908	21,893,857
Republic Services, Inc.	80,582	19,872,327
Rockwell Automation, Inc.	100,505	33,384,746
Trane Technologies plc	45,871	20,064,434
Union Pacific Corporation	68,387	15,734,481
		110,949,845

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Materials - 4.5%
Martin Marietta Materials, Inc.	49,805	$ 27,340,953
Sherwin-Williams Company (The)	78,158	26,836,331
		54,177,284
Technology - 31.2%
Accenture plc - Class A	49,093	14,673,407
Adobe, Inc. (a)	80,698	31,220,442
Analog Devices, Inc.	117,206	27,897,372
Apple, Inc.	142,574	29,251,908
Broadcom, Inc.	123,087	33,928,932
Mastercard, Inc. - Class A	61,617	34,625,057
Microsoft Corporation	115,975	57,687,125
NVIDIA Corporation	420,095	66,370,809
Palo Alto Networks, Inc. (a)	105,982	21,688,156
ServiceNow, Inc. (a)	26,744	27,494,971
Visa, Inc. - Class A	80,027	28,413,586
		373,251,765

Total Common Stocks (Cost $626,961,097)		$ 1,175,367,058

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $23,656,078)	23,656,078	$ 23,656,078

Total Investments at Value - 100.1% (Cost $650,617,175)		$ 1,199,023,136

Liabilities in Excess of Other Assets - (0.1%)		(540,742)

Net Assets - 100.0%		$ 1,198,482,394

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communications - 3.2%
Comcast Corporation - Class A	827,322	$ 29,527,122

Consumer Discretionary - 5.4%
Genuine Parts Company	114,184	13,851,661
Lowe's Companies, Inc.	75,071	16,656,003
McDonald's Corporation	67,919	19,843,894
		50,351,558
Consumer Staples - 10.2%
Anheuser-Busch InBev S.A./N.V. - ADR	504,125	34,643,470
Constellation Brands, Inc. - Class A	49,185	8,001,416
PepsiCo, Inc.	97,080	12,818,443
Philip Morris International, Inc.	138,372	25,201,692
Walmart, Inc.	153,128	14,972,856
		95,637,877
Energy - 7.3%
Chevron Corporation	210,481	30,138,774
Enbridge, Inc.	415,078	18,811,335
Schlumberger Ltd.	573,631	19,388,728
		68,338,837
Financials - 22.1%
Berkshire Hathaway, Inc. - Class B (a)	42,548	20,668,542
Brookfield Asset Management Ltd. - Class A	503,572	27,837,460
Brookfield Corporation	417,451	25,819,344
Citigroup, Inc.	230,835	19,648,675
Fairfax Financial Holdings Ltd.	15,651	28,274,784
Fidelity National Financial, Inc.	268,304	15,041,122
JPMorgan Chase & Company	89,614	25,979,995
Markel Group, Inc. (a)	11,438	22,845,804
Wells Fargo & Company	255,757	20,491,251
		206,606,977
Health Care - 14.6%
Becton, Dickinson and Company	123,462	21,266,329
Bristol-Myers Squibb Company	445,188	20,607,753
Elevance Health, Inc.	54,241	21,097,579
Johnson & Johnson	196,306	29,985,742
Medtronic plc	252,099	21,975,470
Sanofi - ADR	452,417	21,856,265
		136,789,138
Industrials - 16.3%
FedEx Corporation	51,370	11,676,915

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Industrials - 16.3% (Continued)
Johnson Controls International plc	182,612	$ 19,287,479
L3Harris Technologies, Inc.	137,491	34,488,242
Norfolk Southern Corporation	106,081	27,153,554
TE Connectivity plc	144,697	24,406,043
United Parcel Service, Inc. - Class B	175,884	17,753,731
Watsco, Inc.	39,678	17,522,598
		152,288,562
Materials - 1.3%
Avery Dennison Corporation	69,142	12,132,347

Real Estate - 6.7%
Alexandria Real Estate Equities, Inc.	128,437	9,328,380
American Tower Corporation	150,258	33,210,023
Lamar Advertising Company - Class A	166,231	20,173,794
		62,712,197
Technology - 5.0%
HP, Inc.	548,766	13,422,816
Oracle Corporation	153,939	33,655,684
		47,078,500
Utilities - 3.2%
NextEra Energy, Inc.	435,887	30,259,276

Total Common Stocks (Cost $660,608,260)		$ 891,722,391

MONEY MARKET FUNDS - 4.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $43,133,878)	43,133,878	$ 43,133,878

Total Investments at Value - 99.9% (Cost $703,742,138)		$ 934,856,269

Other Assets in Excess of Liabilities - 0.1%		865,319

Net Assets - 100.0%		$ 935,721,588

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communications - 1.9%
Take-Two Interactive Software, Inc. (a)	71,792	$ 17,434,687

Consumer Discretionary - 28.3%
Caesars Entertainment, Inc. (a)	1,017,894	28,898,011
CarMax, Inc. (a)	402,058	27,022,318
DraftKings, Inc. - Class A (a)	931,916	39,969,877
Etsy, Inc. (a)	363,470	18,231,655
Live Nation Entertainment, Inc. (a)	417,578	63,171,200
Mobileye Global, Inc. - Class A (a)	847,700	15,241,646
O'Reilly Automotive, Inc. (a)	404,610	36,467,499
Wynn Resorts Ltd.	305,296	28,597,077
		257,599,283
Consumer Staples - 2.8%
Casey's General Stores, Inc.	49,350	25,181,825

Financials - 23.6%
Brookfield Asset Management Ltd. - Class A	468,039	25,873,196
Brookfield Corporation	960,564	59,410,883
Fairfax Financial Holdings Ltd.	19,731	35,645,630
Kinsale Capital Group, Inc.	126,315	61,123,829
Markel Group, Inc. (a)	16,445	32,846,585
		214,900,123
Health Care - 4.2%
Align Technology, Inc. (a)	200,553	37,970,699

Industrials - 20.7%
Clean Harbors, Inc. (a)	200,073	46,252,876
Enovis Corporation (a)	778,312	24,407,864
ESAB Corporation	267,670	32,267,619
Generac Holdings, Inc. (a)	94,415	13,521,172
Old Dominion Freight Line, Inc.	132,281	21,469,206
Watsco, Inc.	46,599	20,579,051
Xylem, Inc.	236,567	30,602,307
		189,100,095
Materials - 6.7%
Martin Marietta Materials, Inc.	61,832	33,943,295
Sherwin-Williams Company (The)	79,460	27,283,385
		61,226,680
Real Estate - 5.5%
American Tower Corporation	105,282	23,269,428

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Real Estate - 5.5% (Continued)
Lamar Advertising Company - Class A	221,240	$ 26,849,686
		50,119,114
Technology - 3.0%
Okta, Inc. (a)	272,829	27,274,715

Total Common Stocks (Cost $594,030,775)		$ 880,807,221

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $26,331,173)	26,331,173	$ 26,331,173

Total Investments at Value - 99.6% (Cost $620,361,948)		$ 907,138,394

Other Assets in Excess of Liabilities - 0.4%		3,827,078

Net Assets - 100.0%		$ 910,965,472

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communications - 7.7%
AST SpaceMobile, Inc. (a)	290,000	$ 13,551,700
Cable One, Inc.	150,538	20,444,565
DigitalBridge Group, Inc.	1,300,000	13,455,000
Liberty Media Corp-Liberty Live - Series C (a)	91,599	7,434,175
Shenandoah Telecommunications Company	930,012	12,703,964
		67,589,404
Consumer Discretionary - 26.0%
Caesars Entertainment, Inc. (a)	1,114,306	31,635,147
DraftKings, Inc. - Class A (a)	383,946	16,467,444
Etsy, Inc. (a)	272,988	13,693,078
Golden Entertainment, Inc. (b)	1,467,748	43,195,824
Monarch Casino & Resort, Inc.	754,186	65,191,838
OneSpaWorld Holdings Ltd.	1,807,488	36,854,680
Six Flags Entertainment Corporation (a)	662,879	20,171,408
		227,209,419
Consumer Staples - 3.2%
J & J Snack Foods Corporation	248,460	28,177,849

Energy - 4.9%
California Resources Corporation	797,299	36,412,645
CNX Resources Corporation (a)	177,267	5,970,353
		42,382,998
Financials - 12.5%
Atlantic Union Bankshares Corporation	502,210	15,709,129
Kinsale Capital Group, Inc.	122,799	59,422,436
Stewart Information Services Corporation	516,481	33,622,913
		108,754,478
Health Care - 0.4%
Bowhead Specialty Holdings Inc (a)	88,231	3,311,309

Industrials - 18.8%
Enovis Corporation (a)	1,139,630	35,738,797
ESAB Corporation	359,427	43,328,925
Generac Holdings, Inc. (a)	236,841	33,918,000
Hexcel Corporation	506,503	28,612,354
Kirby Corporation (a)	202,941	23,015,539
		164,613,615
Materials - 6.6%
NewMarket Corporation	50,187	34,672,191

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Materials - 6.6% (Continued)
Trex Company, Inc. (a)	416,619	$ 22,655,741
		57,327,932
Real Estate - 8.1%
Janus International Group, Inc. (a)	3,192,921	25,990,377
Lamar Advertising Company - Class A	147,322	17,878,998
Outfront Media, Inc.	1,635,438	26,690,348
		70,559,723
Technology - 7.8%
HealthEquity, Inc. (a)	199,290	20,877,620
Shift4 Payments, Inc. - Class A (a)	126,626	12,549,903
Verra Mobility Corporation - Class A (a)	1,381,281	35,070,725
		68,498,248

Total Common Stocks (Cost $755,962,976)		$ 838,424,975

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $14,436,219)	473,402	$ 14,235,198

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (c) (Cost $14,192,714)	14,192,714	$ 14,192,714

Total Investments at Value - 99.3% (Cost $784,591,909)		$ 866,852,887

Other Assets in Excess of Liabilities - 0.7%		6,331,150

Net Assets - 100.0%		$ 873,184,037

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as the term is defined in the Investment Company Act of 1940.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 56.5%	Shares	Value
Communications - 1.7%
Comcast Corporation - Class A	124,487	$ 4,442,941

Consumer Discretionary - 2.9%
Genuine Parts Company	17,247	2,092,234
Lowe's Companies, Inc.	11,344	2,516,893
McDonald's Corporation	9,828	2,871,447
		7,480,574
Consumer Staples - 7.4%
Anheuser-Busch InBev S.A./N.V. - ADR	74,741	5,136,202
Constellation Brands, Inc. - Class A	7,436	1,209,688
Kenvue, Inc.	108,000	2,260,440
PepsiCo, Inc.	14,405	1,902,036
Philip Morris International, Inc.	20,915	3,809,249
Smithfield Foods, Inc.	104,000	2,447,120
Walmart, Inc.	22,890	2,238,184
		19,002,919
Energy - 5.1%
Chevron Corporation	31,803	4,553,871
Enbridge, Inc.	60,275	2,731,663
Enterprise Products Partners, L.P.	87,000	2,697,870
Schlumberger Ltd.	86,921	2,937,930
		12,921,334
Financials - 12.0%
Berkshire Hathaway, Inc. - Class B (a)	6,141	2,983,114
Brookfield Asset Management Ltd. - Class A	76,217	4,213,276
Brookfield Corporation	60,623	3,749,532
Citigroup, Inc.	33,536	2,854,585
Fairfax Financial Holdings Ltd.	2,340	4,227,397
Fidelity National Financial, Inc.	39,078	2,190,713
JPMorgan Chase & Company	13,486	3,909,726
Markel Group, Inc. (a)	1,665	3,325,604
Wells Fargo & Company	37,851	3,032,622
		30,486,569
Health Care - 8.0%
Becton, Dickinson and Company	18,952	3,264,482
Bristol-Myers Squibb Company	64,412	2,981,631
Elevance Health, Inc.	8,175	3,179,748
Johnson & Johnson	28,470	4,348,793
Medtronic plc	36,857	3,212,824

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 56.5% (Continued)	Shares	Value
Health Care - 8.0% (Continued)
Sanofi - ADR	68,467	$ 3,307,641
		20,295,119
Industrials - 8.9%
FedEx Corporation	7,451	1,693,687
Johnson Controls International plc	28,026	2,960,106
L3Harris Technologies, Inc.	20,699	5,192,137
Norfolk Southern Corporation	15,848	4,056,613
TE Connectivity plc	20,730	3,496,529
United Parcel Service, Inc. - Class B	26,017	2,626,156
Watsco, Inc.	5,866	2,590,543
		22,615,771
Materials - 0.7%
Avery Dennison Corporation	10,339	1,814,184

Real Estate - 3.7%
Alexandria Real Estate Equities, Inc.	19,599	1,423,476
American Tower Corporation	22,905	5,062,463
Lamar Advertising Company - Class A	24,867	3,017,859
		9,503,798
Technology - 2.8%
HP, Inc.	81,357	1,989,992
Oracle Corporation	23,620	5,164,041
		7,154,033
Utilities - 3.3%
Brookfield Infrastructure Partners, L.P.	61,867	2,072,545
Brookfield Renewable Partners, L.P.	76,999	1,964,244
NextEra Energy, Inc.	63,059	4,377,556
		8,414,345

Total Common Stocks (Cost $111,086,452)		$ 144,131,587

FIXED RATE CORPORATE BONDS - 24.0%	Par Value	Value
Communications - 2.0%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 5,117,601

Consumer Discretionary - 0.6%
Lowe's Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,524,315

Consumer Staples - 2.2%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,555,174

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 24.0% (Continued)	Par Value	Value
Consumer Staples - 2.2% (Continued)
Phillip Morris International, Inc., 5.375%, due 02/15/2033	$ 2,995,000	$ 3,094,589
		5,649,763
Energy - 5.4%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,198,855
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	2,986,738
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,232,116
Occidental Petroleum Corporation, 5.550%, due 10/01/2034	3,500,000	3,432,682
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,022,310
		13,872,701
Financials - 4.9%
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,033,129
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,812,545
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,037,372
Wells Fargo & Company, 4.811%, due 01/15/2026	2,500,000	2,505,593
		12,388,639
Health Care - 4.8%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,216,950
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,602,373
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,482,648
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	2,996,390
		12,298,361
Industrials - 0.8%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,042,872

Technology - 3.3%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,298,211
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,002,060
Paychex, Inc., 5.100%, due 04/15/2030	3,000,000	3,071,742
		8,372,013

Total Fixed Rate Corporate Bonds (Cost $60,423,558)		$ 61,266,265

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.0%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds
Series, 4.800%, due 03/01/2033 (Cost $2,527,145)	$ 2,455,000	$ 2,495,507

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%	Par Value	Value
Federal Farm Credit Bank - 4.3%
5.260%, due 11/14/2033	5,000,000	$ 4,994,493
5.550%, due 01/02/2035	1,000,000	999,695
5.330%, due 10/17/2039	5,000,000	4,913,972
		10,908,160
Federal Home Loan Bank - 3.7%
5.600%, due 12/27/2034	3,000,000	2,999,731
5.250%, due 03/20/2035	5,000,000	5,002,907
5.550%, due 09/12/2039	1,500,000	1,480,667
		9,483,305

Total U.S. Government & Agency Obligations (Cost $20,455,413)		$ 20,391,465

U.S. TREASURY OBLIGATIONS - 4.1%	Par Value	Value
U.S. Treasury Bills - 1.5%
4.403%, due 08/26/2025 (b)	3,900,000	$ 3,873,747

U.S. Treasury Notes - 2.6%
4.750%, due 07/31/2025	2,000,000	2,000,558
4.875%, due 04/30/2026	2,500,000	2,515,698
3.875%, due 08/15/2033	2,000,000	1,969,766
		6,486,022

Total U.S. Treasury Obligations (Cost $10,247,948)		$ 10,359,769

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (c) (Cost $15,088,408)	15,088,408	$ 15,088,408

Total Investments at Value - 99.5% (Cost $219,828,924)		$ 253,733,001

Other Assets in Excess of Liabilities - 0.5%		1,254,705

Net Assets - 100.0%		$ 254,987,706

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 9.7%
Builders FirstSource, Inc. (a)	16,000	$ 1,867,040
LKQ Corporation	45,000	1,665,450
NIKE, Inc. - Class B	41,500	2,948,160
Wynn Resorts Ltd.	27,000	2,529,090
		9,009,740
Consumer Staples - 4.0%
Darling Ingredients, Inc. (a)	53,000	2,010,820
Kenvue, Inc.	80,000	1,674,400
		3,685,220
Energy - 3.4%
ConocoPhillips	35,000	3,140,900

Financials - 6.9%
Aon plc - Class A	7,300	2,604,348
Charles Schwab Corporation (The)	41,500	3,786,460
		6,390,808
Health Care - 12.4%
Align Technology, Inc. (a)	18,000	3,407,940
Becton, Dickinson and Company	12,000	2,067,000
Bristol-Myers Squibb Company	35,000	1,620,150
Johnson & Johnson	12,000	1,833,000
Zimmer Biomet Holdings, Inc.	28,000	2,553,880
		11,481,970
Industrials - 21.8%
Amphenol Corporation - Class A	20,000	1,975,000
Chart Industries, Inc. (a)	12,000	1,975,800
Clean Harbors, Inc. (a)	11,000	2,542,980
Eaton Corporation plc	6,200	2,213,338
Emerson Electric Company	17,500	2,333,275
FedEx Corporation	9,000	2,045,790
Hexcel Corporation	35,000	1,977,150
Keysight Technologies, Inc. (a)	16,000	2,621,760
Norfolk Southern Corporation	10,000	2,559,700
		20,244,793
Materials - 8.5%
Corteva, Inc.	26,000	1,937,780
Eagle Materials, Inc.	7,500	1,515,825
International Flavors & Fragrances, Inc.	27,500	2,022,625
Martin Marietta Materials, Inc.	4,300	2,360,528
		7,836,758

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Real Estate - 2.4%
Mid-America Apartment Communities, Inc.	15,000	$ 2,220,150

Technology - 23.6%
Adobe, Inc. (a)	8,500	3,288,480
Applied Materials, Inc.	10,500	1,922,235
Booz Allen Hamilton Holding Corporation	13,500	1,405,755
Leidos Holdings, Inc.	13,500	2,129,760
Marvell Technology, Inc.	30,000	2,322,000
Mastercard, Inc. - Class A	6,000	3,371,640
MSCI, Inc.	3,870	2,231,984
TransUnion	24,000	2,112,000
Zebra Technologies Corporation - Class A (a)	10,000	3,083,600
		21,867,454
Utilities - 4.3%
NextEra Energy, Inc.	40,000	2,776,800
Sempra	16,500	1,250,205
		4,027,005

Total Common Stocks (Cost $85,176,596)		$ 89,904,798

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $2,723,475)	2,723,475	$ 2,723,475

Total Investments at Value - 99.9% (Cost $87,900,071)		$ 92,628,273

Other Assets in Excess of Liabilities - 0.1%		46,868

Net Assets - 100.0%		$ 92,675,141

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.